Consolidated balance sheet - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	[1]	$ 307,733	$ 327,002
Items in the course of collection from other banks	[1]	10,649	7,297
Hong Kong Government certificates of indebtedness	[1]	42,407	43,787
Trading assets	[1]	255,387	218,093
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	[1]	104,303	100,101
Derivatives	[1]	272,595	284,159
Loans and advances to banks	[1]	100,921	104,475
Loans and advances to customers	[1]	959,558	923,561
Reverse repurchase agreements – non-trading	[1]	258,056	253,754
Financial investments	[1]	407,933	364,726
Assets held for sale	[1]	95,480	115,919
Prepayments, accrued income and other assets	[1]	175,473	156,149
Current tax assets	[1]	1,262	1,230
Interests in associates and joint ventures	[1]	29,546	29,254
Goodwill and intangible assets	[1]	11,925	11,419
Deferred tax assets	[1]	8,248	8,360
Total assets	[1]	3,041,476	2,949,286
Liabilities
Hong Kong currency notes in circulation	[1]	42,407	43,787
Deposits by banks	[1]	68,709	66,722
Customer accounts	[1]	1,595,769	1,570,303
Repurchase agreements – non-trading	[1]	170,110	127,747
Items in the course of transmission to other banks	[1]	10,776	7,864
Trading liabilities	[1]	81,228	72,353
Financial liabilities designated at fair value	[1]	139,618	127,321
Derivatives	[1]	269,560	285,762
Debt securities in issue	[1]	85,471	78,149
Liabilities of disposal groups held for sale	[1]	87,241	114,597
Accruals, deferred income and other liabilities	[1]	155,275	134,313
Current tax liabilities	[1]	1,921	1,135
Insurance contract liabilities	[1]	115,756	108,816
Provisions	[1]	1,722	1,958
Deferred tax liabilities	[1]	976	972
Subordinated liabilities	[1]	23,286	22,290
Total liabilities	[1]	2,849,825	2,764,089
Equity
Called up share capital	[1]	10,073	10,147
Share premium account	[1]	14,737	14,664
Other equity instruments	[1]	19,392	19,746
Other reserves	[1]	(9,935)	(9,133)
Retained earnings	[1]	149,903	142,409
Total shareholders’ equity	[1]	184,170	177,833
Non-controlling interests	[1]	7,481	7,364
Total equity	[1]	191,651	185,197
Total liabilities and equity	[1]	$ 3,041,476	$ 2,949,286

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.